Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure of detailed information about effects of application of IFRS 9 and IFRS 15 on Trade and Other Receivables [text block]
As of January 1, 2018, the effects of the application of IFRS 9 and IFRS 15 are the following:
(€ million)	Trade and other receivables
Amount as of 31 December 2017	15,421
Changes in accounting policies (IFRS 9)	(427)
Changes in accounting policies (IFRS 15)	(372)
Reclassification to other current asssets (IFRS 15)	(466)
Amount as of 1 January 2018	14,156

Disclosure of detailed information about other receivables [text block]
The following is the analysis of trade and other receivables:

(€ million)	December 31, 2018	December 31, 2017
Trade receivables	9,520	10,182
Receivables from divestments	122	597
Receivables from operators in E&P activities	3,024	3,369
Other receivables	1,435	1,273
	14,101	15,421

Disclosure of internal credit grades [text block]
Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:
	Performing receivables			Defaulted	Eni gas e luce
(€ million)	Low risk	Medium Risk	High Risk	receivables	customers	Total
December 31, 2018
Business customers	2,454	3,585	1,152	1,350		8,541
National Oil Companies and public administrations	1,292	157	672	2,217		4,338
Other counterparties	1,494	77	156	271	2,374	4,372
Gross amount	5,240	3,819	1,980	3,838	2,374	17,251
Allowance for doubtful accounts	(9)	(3)	(44)	(2,237)	(857)	(3,150)
Net amount	5,231	3,816	1,936	1,601	1,517	14,101
Expected loss (% net of counterpart risk mitigation factors)	0.2	0.1	2.6	62.5	36.1

Disclosure of provision matrix [text block]

The exposure to credit risk and expected losses relating to customers of Eni gas e luce was assessed on the basis of a provision matrix as follows:

	Ageing
( € million)	Not-past due	from 0 to 3 months	from 3 to 6 months	from 6 to 12 months	over 12 months	Total
December 31, 2018
Customers – Eni gas e luce:
- Retail	575	49	34	64	554	1,276
- Middle	449	43	13	29	349	883
- Other	207	2	1	2	3	215
Gross amount	1,231	94	48	95	906	2,374
Allowance for doubtful accounts	(20)	(18)	(18)	(56)	(745)	(857)
Net amount	1,211	76	30	39	161	1,517
Expected loss (%)	1.6	19.1	37.5	58.9	82.2	36.1

Disclosure of allowance for credit losses [text block]
Trade and other receivables are stated net of the valuation allowance for doubtful accounts which has been determined considering the counterparty risk mitigation factors amounting to €
3,072
million:
(€ million)	Trade and other receivables
Carrying amount at December 31, 2017	2,639
Changes in accounting policies (IFRS 9)	427
Carrying amount at January 1, 2018	3,066
Additions on trade and other performing receivables	126
Additions on trade and other defaulted receivables	372
Deductions on trade and other performing receivables	(189)
Deductions on trade and other defaulted receivables	(532)
Other changes	307
Carrying amount at December 31, 2018	3,150
Carrying amount at December 31, 2016	2,303
Additions	927
Deductions	(454)
Other changes	(137)
Carrying amount at December 31, 2017	2,639

Disclosure of impairment loss on financial assets
Net (impairment losses) reversals of trade and other receivables are disclosed as follows:

(€ million)	2018
Net (impairment losses) reversals of trade and other receivables
New or increased provisions	(498)
Credit losses	(37)
Reversal of unutilized provisions	120
(415)

Disclosure of detailed information about ageing of trade and other receivable

	December 31, 2017
(€ million)	Trade receivables	Other receivables
Neither impaired nor past due	8,800	4,604
Impaired (net of the valuation for doubtful accounts)	567	31
Not impaired and past due:
- within 90 days	478	21
- from 3 to 6 months	46	9
- from 6 to 12 months	147	202
- over 12 months	144	372
	815	604
	10,182	5,239